Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	2025					2024

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	581,710	581,710	-	-	581,710	225,254	225,254	-	-	225,254
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	80,923	80,923	-	-	80,923	299,300	299,300	-	-	299,300
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	5,066,378	-	-	5,050,931	5,050,931	4,236,116	-	-	4,190,523	4,190,523
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	20	-	20	-	20
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,860,863	$-	$-	$4,918,431	$4,918,431	$4,144,673	$-	$-	$4,182,338	$4,182,338
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	103,516	-	99,878	-	99,878	102,503	-	99,152	-	99,152
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	416	-	416	-	416	-	-	-	-	-
Other financial liabilities
Amortized cost	310,874	-	-	310,874	310,874	191,071	-	-	191,071	191,071
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-